RELATED PARTY TRANSATIONS AND BALANCES	12 Months Ended
Nov. 30, 2012
Related Party Transations And Balances
NOTE 4. RELATED PARTY TRANSATIONS AND BALANCES

During the years ended November 30, 2012 and 2011, the Company incurred management fees of $165,304 and $20,472, respectively to the former sole director and officer of the Company who resigned during the year ended November 30, 2012.

During the year ended November 30, 2012, the sole director and officer of the Company made payments of $3,989 on behalf of the Company which is outstanding and recorded as accounts payable to related party at November 30, 2012.

A former director of the Company loaned $275 to the Company on June 2, 2010. The amount was outstanding at November 30, 2012.

The amounts due to related parties are due on demand, non-interest bearing and unsecured.